Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2015
Loss and Loss Adjustment Expense Reserves Disclosures [Abstract]
Liability for Unpaid Claims and Claims Adjustment Expense, Adjustments						$ 222.4
Liability for Unpaid Claims and Claims Adjustment Expense, Business Acquisitions	$ 0.0				$ 0.0
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	7,838.4	$ 8,857.4	$ 8,479.7	$ 7,838.4
Less reinsurance recoverables on unpaid losses	862.1	1,185.9	1,045.9	862.1
Net balance at beginning of period	$ 6,976.3	7,671.5	7,433.8	6,976.3
Incurred related to:
Current year		14,657.1	13,330.3	12,427.3
Prior years		(315.1)	(24.1)	45.1
Total incurred		14,342.0	13,306.2	12,472.4
Paid related to:
Current year		9,577.3	8,831.5	8,095.0
Prior years		4,062.3	4,237.0	3,919.9
Total paid		13,639.6	13,068.5	12,014.9
Net balance at ending of period		8,596.3	7,671.5	7,433.8	6,976.3
Plus reinsurance recoverables on unpaid losses		1,442.7	1,185.9	1,045.9	862.1
Balance at ending of period		$ 10,039.0	8,857.4	$ 8,479.7	$ 7,838.4
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Adjusted Beginning Balance			$ 7,893.9